Warranty liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Warranty Liabilities [Abstract]
Schedule of Warranty Liabilities	Warranty liabilities consisted of the following:
	As of June 30, 2026	As of December 31, 2025
Warranty liabilities	$27,728	$25,941
Total warranty liabilities	$27,728	$25,941

Schedule of Warranty Accrual
	For the six months ended June 30, 2026	For the year ended December 31, 2025
Balance at the beginning of the period	25,941	31,602
Increase in liability	27,728	25,941
Reduction in liability (warranty claims)	(25,941)	(31,602)
Balance at the end of the period	$27,728	$25,941